Stock Incentive Plan - Summary of QT Imaging Plan (Details) - $ / shares		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 04, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Grants (in shares)			0		0		541,208
Vested and expected to vest (in shares)						3,371,096
Weighted- Average Exercise Price
Beginning balance, outstanding, weighted-average exercise price (in dollars per share)				$ 8.50	$ 8.46	$ 8.46	$ 8.77
Granted under the 2024 Incentive Plan, weighted-average exercise price (in dollars per share)							6.50
Terminated pursuant to Business Combination Agreement, weighted-average exercise price (in dollars per share)						7.90	8.50
Ending balance, outstanding, weighted-average exercise price (in dollars per share)						8.50	$ 8.46	$ 8.77
Vested and expected to vest, weighted-average exercise price (in dollars per share)						$ 8.57
Weighted-Average Remaining Contractual Life (years)
Outstanding, weighted-average remaining contractual term (in years)						6 years 10 months 24 days	8 years 4 months 24 days	9 years 2 months 12 days
Vest and expected to vest, weighted-average remaining contractual term (in years)						6 years 9 months 18 days
QT Imaging Incentive Plan
Number of Options
Terminated pursuant to Business Combination Agreement (in shares)	(1,237,681)			(1,237,681)
Weighted- Average Exercise Price
Terminated pursuant to Business Combination Agreement, weighted-average exercise price (in dollars per share)				$ 24.83
QT Imaging Incentive Plan And 2024 Equity Incentive Plan
Number of Options
Beginning balance, outstanding (in shares)				1,249,809
Cancelled (in shares)				(12,128)
Ending balance, outstanding (in shares)		2,072,000		2,072,000		1,249,809
Exercisable (in shares)		0		0
Vested and expected to vest (in shares)		2,072,000		2,072,000
Weighted- Average Exercise Price
Beginning balance, outstanding, weighted-average exercise price (in dollars per share)				$ 24.80
Cancelled, weighted-average exercise price (in dollars per share)				22.40
Ending balance, outstanding, weighted-average exercise price (in dollars per share)		$ 0.74		0.74		$ 24.80
Exercisable, weighted-average exercise price (in dollars per share)		0		0
Vested and expected to vest, weighted-average exercise price (in dollars per share)		$ 0.74		$ 0.74
Weighted-Average Remaining Contractual Life (years)
Outstanding, weighted-average remaining contractual term (in years)				9 years 9 months 18 days		6 years 10 months 24 days
Vest and expected to vest, weighted-average remaining contractual term (in years)				9 years 9 months 18 days
2024 Equity Incentive Plan
Number of Options
Grants (in shares)		2,072,000		2,072,000
Ending balance, outstanding (in shares)		2,072,000		2,072,000
Weighted- Average Exercise Price
Granted under the 2024 Incentive Plan, weighted-average exercise price (in dollars per share)				$ 0.74